Note 17 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk free rate	2.10%	2.20%
Expected life in years (Year)	4 years 273 days	4 years 273 days
Expected volatility	28.80%	29.70%
Dividend yield	0.10%	0.10%
Weighted average fair value per option granted (in dollars per share)	$ 19.87	$ 19.41